Other Receivables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Receivables [Abstract]
Deposits to supermarkets	$ 130,105	$ 117,661
Loan receivables		589,159
Travel advances to employees	16,760	21,785
Others	10,918	1,028
Other receivables, Gross	157,783	729,633
Less: allowance for doubtful accounts	(4,079)	(230,330)
Other receivables, Net	$ 153,704	$ 499,303